Financial instruments by category	12 Months Ended
Jun. 30, 2026
Financial instruments by category
Financial instruments by category

14. Financial instruments by category

According to IFRS 7, the following note presents the financial assets and financial liabilities by the measurement categories defined in IFRS 9 and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 13 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer (“CFO”). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when they occur, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2026 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2026
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	171,801	-	-	-	171,801	47,841	219,642
Investments in financial assets:
- Public companies’ securities	-	35,093	-	-	35,093	-	35,093
- Mutual funds	-	325,676	-	-	325,676	-	325,676
- Bonds	-	80,552	-	-	80,552	-	80,552
- Others	4,771	5,068	36,567	648	47,054	-	47,054
Derivative financial instruments:
- Bond futures	-	17	-	-	17	-	17
Cash and cash equivalents:
- Cash at bank and on hand	44,577	-	-	-	44,577	-	44,577
- Short-term investments	-	68,415	-	-	68,415	-	68,415
Total assets	221,149	514,821	36,567	648	773,185	47,841	821,026
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2026
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	98,114	-	-	-	98,114	157,835	255,949
Borrowings (Note 20)	1,006,699	-	-	-	1,006,699	-	1,006,699
Lease liabilities (Note 13)	13,442	-	-	-	13,442	-	13,442
Total liabilities	1,118,255	-	-	-	1,118,255	157,835	1,276,090

Financial assets and financial liabilities as of June 30, 2025 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2025
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	188,393	-	-	188,393	35,389	223,782
Investments in financial assets:
- Public companies’ securities	-	47,149	-	47,149	-	47,149
- Mutual funds	-	176,590	-	176,590	-	176,590
- Bonds	-	74,521	-	74,521	-	74,521
- Others	7,225	5,091	18,390	30,706	-	30,706
Cash and cash equivalents:
- Cash at bank and on hand	223,921	-	-	223,921	-	223,921
- Short-term investments	-	12,218	-	12,218	-	12,218
Total assets	419,539	315,569	18,390	753,498	35,389	788,887

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2025
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	81,403	-	-	81,403	161,436	242,839
Borrowings (Note 20)	864,225	-	-	864,225	-	864,225
Lease liabilities (Note 13)	11,247	-	-	11,247	-	11,247
Derivative financial instruments:
- Foreign-currency future contracts	-	27	-	27	-	27
- Bond futures	-	38	-	38	-	38
Total liabilities	956,875	65	-	956,940	161,436	1,118,376

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.2026			06.30.2025
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	183,780	(11,979)	171,801	218,596	(30,203)	188,393
Financial liabilities
Trade and other payables	(110,093)	11,979	(98,114)	(111,606)	30,203	(81,403)

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2026
Interest income	10,139	-	10,139
Interest expense	(78,015)	-	(78,015)
Interest expense on lease liabilities	(665)	-	(665)
Foreign exchange gains, net	89,908	-	89,908
Loss from repurchase of NCN	(42)	-	(42)
Fair value gain on financial assets at fair value through profit or loss	-	50,166	50,166
Interest and allowances generated by operating credits	2,956	-	2,956
Gain from derivative financial instruments, net	-	9,973	9,973
Other finance costs	(15,848)	-	(15,848)
Total financial instruments (i)	8,433	60,139	68,572

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	8,599	-	8,599
Interest expense	(51,719)	-	(51,719)
Interest expense on lease liabilities	(912)	-	(912)
Foreign exchange gains, net	18,569	-	18,569
Gain from repurchase of NCN	512	-	512
Fair value gain on financial assets at fair value through profit or loss	-	79,569	79,569
Interest and allowances generated by operating credits	2,147	-	2,147
Gain from derivative financial instruments, net	-	139	139
Other finance costs	(15,472)	-	(15,472)
Total financial instruments (i)	(38,276)	79,708	41,432

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	63,101	-	63,101
Interest expense	(73,184)	-	(73,184)
Interest expense on lease liabilities	(1,955)	-	(1,955)
Foreign exchange gains, net	27,904	-	27,904
Loss from repurchase of NCN	(337)	-	(337)
Fair value gain on financial assets at fair value through profit or loss	-	177,832	177,832
Interest and allowances generated by operating credits	3,519	-	3,519
Loss from derivative financial instruments, net	-	(2,583)	(2,583)
Other finance costs	(22,122)	-	(22,122)
Total financial instruments (i)	(3,074)	175,249	172,175

(i)

Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of interest and allowances generated by operating assets, which are included within “Other operating results, net”.

The following table presents the changes in Level 3 financial instruments as of June 30, 2026 and 2025:

	Investments in financial assets - Others	Total
Balances at June 30, 2024	47	47
Loss for the year (i)	(47)	(47)
Balances at June 30, 2025	-	-
Gain for the year (i)	648	648
Balances at June 30, 2026	648	648

(i)	Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income.

During the fiscal year ended June 30, 2026 and 2025, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option - Warrant (Others)	Black & Scholes without dilution	Underlying asset price and historical volatility	Level 3	-

As of June 30, 2026, there are no significant changes in economic or business circumstances that affect the fair value of the Group’s financial assets and liabilities that were not considered in the fair value estimation.

As of June 30, 2026 and 2025, the carrying amount of assets and liabilities measured at amortized cost does not differ significantly from their fair value, except for loans, whose fair value is disclosed in Note 20.